Income taxes	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Income taxes	Income taxes

	Year ended September 30
	2023	2022
	$	$
Current income tax expense
Current income tax expense in respect of the current year	697,402	506,608
Adjustments recognized in the current year in relation to the income tax expense of prior years	(21,242)	1,705
Total current income tax expense	676,160	508,313
Deferred income tax recovery
Deferred income tax (recovery) expense relating to the origination and reversal of temporary differences	(119,249)	359
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	9,753	(7,855)
Total deferred income tax recovery	(109,496)	(7,496)
Total income tax expense	566,664	500,817
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2023	2022
	%	%
Company's statutory tax rate	26.5	26.5
Effect of foreign tax rate differences	(0.6)	(1.0)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.5)	(0.4)
Non-deductible and tax exempt items	0.1	—
Minimum income tax charge	0.3	0.4
Effective income tax rate	25.8	25.5
16.     Income taxes (continued)
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2022	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2023
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	40,214	—	4,007	—	—	(548)	43,673
Tax benefits on losses carried forward	51,963	—	2,928	—	—	1,187	56,078
Accrued compensation and employee-related liabilities	51,136	—	14,531	—	2,623	636	68,926
Retirement benefits obligations	19,517	—	(5,601)	13,078	—	249	27,243
Capitalized research and development[1]		—	92,880	—	—	—	92,880
Lease liabilities	171,072	—	(5,750)	—	—	3,966	169,288
PP&E, contract costs, intangible assets and other long-term assets	(151,054)	2,540	23,567	—	—	1,230	(123,717)
Right-of-use assets	(132,757)	—	(6,709)	—	—	(3,945)	(143,411)
Work in progress	(12,828)	—	(1,283)	—	—	(261)	(14,372)
Goodwill	(81,617)	—	(6,653)	—	—	1,011	(87,259)
Refundable tax credits on salaries	(20,049)	—	(2,517)	—	—	(2)	(22,568)
Cash flow hedges	(10,398)	—	(55)	6,445	—	(2)	(4,010)
Other	3,190	—	151	9,339	—	(1,080)	11,600
Deferred taxes, net	(71,611)	2,540	109,496	28,862	2,623	2,441	74,351
1 As required by the U.S. 2017 Tax Cuts and Jobs Act, effective October 1, 2022, research and development expenditures are capitalized and amortized which resulted in higher current tax expense for 2023 with an equal amount of deferred tax recovery.

	As at September 30, 2021	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2022
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	51,156	6,986	(20,232)	—	—	2,304	40,214
Tax benefits on losses carried forward	43,181	1,489	9,450	—	—	(2,157)	51,963
Accrued compensation and employee-related liabilities	40,108	141	17,724	—	(7,194)	357	51,136
Retirement benefits obligations	17,561	2,425	(2,082)	1,011	—	602	19,517
Lease liabilities	179,318	1,577	252	—	—	(10,075)	171,072
PP&E, contract costs, intangible assets and other long-term assets	(121,309)	(27,347)	5,912	—	—	(8,310)	(151,054)
Right-of-use assets	(134,808)	(1,405)	(6,179)	—	—	9,635	(132,757)
Work in progress	(22,190)	—	9,018	—	—	344	(12,828)
Goodwill	(70,845)	—	(5,619)	—	—	(5,153)	(81,617)
Refundable tax credits on salaries	(19,673)	—	(376)	—	—	—	(20,049)
Cash flow hedges	(5,626)	—	4,333	(9,146)	—	41	(10,398)
Other	7,447	180	(4,705)	(223)	—	491	3,190
Deferred taxes, net	(35,680)	(15,954)	7,496	(8,358)	(7,194)	(11,921)	(71,611)
16.     Income taxes (continued)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2023	As at September 30, 2022
	$	$
Deferred tax assets	105,432	85,795
Deferred tax liabilities	(31,081)	(157,406)
	74,351	(71,611)
As at September 30, 2023, the Company had $279,918,000 ($258,244,000 as at September 30, 2022) in operating tax losses carried forward, of which $104,113,000 ($110,918,000 as at September 30, 2022) expire at various dates from 2029 to 2043 and $175,805,000 ($147,326,000 as at September 30, 2022) have no expiry dates. As at September 30, 2023, a deferred income tax asset of $49,742,000 ($46,893,000 as at September 30, 2022) has been recognized on $187,865,000 ($179,329,000 as at September 30, 2022) of these losses. The deferred income tax assets are recognized only to the extent that it is probable that taxable income will be available against which the unused tax losses can be utilized. As at September 30, 2023, the Company had $7,314,000 ($12,450,000 as at September 30, 2022) of unrecognized operating tax losses that will expire at various dates from 2029 to 2032 and $84,739,000 ($66,466,000 as at September 30, 2022) that have no expiry date.
As at September 30, 2023, the Company had $424,736,000 ($421,218,000 as at September 30, 2022) in non-operating tax losses carried forward that have no expiry dates. As at September 30, 2023, a deferred income tax asset of $6,336,000 ($5,070,000 as at September 30, 2022) has been recognized on $24,806,000 ($20,295,000 as at September 30, 2022) of these losses. As at September 30, 2023, the Company had $399,930,000 ($400,923,000 as at September 30, 2022) of unrecognized non-operating tax losses.
As at September 30, 2023, the Company had $1,365,975,000 ($907,578,000 as at September 30, 2022) of cash and cash equivalents held by foreign subsidiaries. The tax implications of the repatriation of cash and cash equivalents not considered indefinitely reinvested have been accounted for and will not materially affect the Company’s liquidity. In addition, the Company has not recorded deferred tax liabilities on undistributed earnings of $8,262,337,000 ($7,100,148,000 as at September 30, 2022) coming from its foreign subsidiaries as they are considered indefinitely reinvested. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to taxation.